PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment

	As of December 31,
	2012	2013
	RMB	RMB
Buildings	507,989,849	632,996,431
Machinery and equipment	3,307,235,601	3,412,945,731
Motor vehicles	22,609,244	24,519,713
Furniture, fixture and office equipment	45,729,731	48,993,283
	3,883,564,425	4,119,455,158
Less: Accumulated depreciation	(732,881,877)	(1,024,205,575)
Less: Impairment	(70,260,894)	(33,632,696)
Subtotal	3,080,421,654	3,061,616,887
Construction in progress	249,451,007	125,381,063
Property, plant and equipment, net	3,329,872,661	3,186,997,950